Contents of Significant Accounts - Reconciliation of Liabilities Arising from Financing Activities (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2017 TWD ($)
Short-term loans [Member]
Disclosure of Reconciliation of Liabilities Arising from Financing Activities [Line Items]
Beginning balance	$ 20,550,801
Cash Flows	5,878,717
Non-cash changes,Foreign exchange	(1,064,017)
Non-cash changes,Other	80,039
Ending Balance	25,445,540
Long-term loans (current portion included) [Member]
Disclosure of Reconciliation of Liabilities Arising from Financing Activities [Line Items]
Beginning balance	29,248,690
Cash Flows	4,398,112
Non-cash changes,Foreign exchange	(1,483,165)
Non-cash changes,Other	1,699
Ending Balance	32,165,336
Bonds payable (current portion included) [Member]
Disclosure of Reconciliation of Liabilities Arising from Financing Activities [Line Items]
Beginning balance	41,980,931
Cash Flows	6,184,215
Non-cash changes,Foreign exchange	0
Non-cash changes,Other	352,485
Ending Balance	48,517,631
Guarantee deposits (current portion included) [Member]
Disclosure of Reconciliation of Liabilities Arising from Financing Activities [Line Items]
Beginning balance	491,089
Cash Flows	110,363
Non-cash changes,Foreign exchange	(36,876)
Non-cash changes,Other	0
Ending Balance	564,576
Other financial liabilities - noncurrent [Member]
Disclosure of Reconciliation of Liabilities Arising from Financing Activities [Line Items]
Beginning balance	20,311,688
Cash Flows	0
Non-cash changes,Foreign exchange	(195,611)
Non-cash changes,Other	370,042
Ending Balance	$ 20,486,119